DEPRECIATION AND AMORTIZATION (Tables)	6 Months Ended
Jun. 30, 2020
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about depreciation and amortization
The components of depreciation and amortization expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Depreciation and amortization of real estate assets	$66	$70	$135	$139
Depreciation and amortization of non-real estate assets(1)	17	15	35	31
Total depreciation and amortization	$83	$85	$170	$170
(1)For the three and six months ended June 30, 2020, included $3 million and $5 million (2019 - $2 million and $4 million), respectively, of depreciation expense relating to right-of-use property, plant and equipment.